STAFF COSTS - Narrative (Details)					12 Months Ended							72 Months Ended
	Mar. 29, 2023 USD ($) equityInstrument $ / shares	Mar. 29, 2023 equityInstrument kr / shares	Mar. 23, 2022 kr / shares	Mar. 18, 2021 kr / shares	Dec. 31, 2023 USD ($) employee equityInstrument shares	Dec. 31, 2023 USD ($) employee kr / shares	Dec. 31, 2022 USD ($) employee equityInstrument	Dec. 31, 2022 employee kr / shares	Dec. 31, 2021 USD ($) employee equityInstrument	Dec. 31, 2021 employee kr / shares	Dec. 31, 2016	Dec. 31, 2022 employee
Total staff costs
Number of seafarers for which staff costs included in operating expenses | employee					105		100		106
Number of seafarers | employee					3,271	3,271	3,218	3,218	3,420	3,420		3,218
Number of seafarers on short term contracts | employee					1,625		1,565		1,449
Staff costs					$ 77,900,000		$ 49,700,000		$ 52,100,000
Aggregate compensation paid					3,300,000		2,500,000		3,300,000
Operating expenses
Total staff costs
Total seafarers costs included in operating expenses					127,100,000		124,900,000		121,200,000
Total wages for seafarers on short term contracts					118,500,000		117,200,000		111,500,000
Staff costs					8,600,000		$ 7,700,000		$ 9,700,000
Long term incentive plan, ordinary plan
Total staff costs
Consideration in exchange for forfeiture of options for leavers other than good leavers					0	$ 0
Consideration in exchange for granting of options					0	$ 0
Dividend rights, share options					$ 0
Granted during the period (in shares) | equityInstrument					3,136,600		1,393,000		1,355,100
Number of shares, option to buy per RSU (in shares) | shares					1
Senior management team
Total staff costs
Number of members of senior management team excluding CEO | employee					3	3	3	3	3	3		3
Aggregate compensation paid					$ 1,600,000		$ 2,100,000		$ 2,200,000
Aggregate compensation paid for pensions					$ 100,000		$ 100,000		$ 100,000
Chief executive officer | Long term incentive plan, ordinary plan
Total staff costs
Vesting period of RSUs												3 years
Chief executive officer | RSU grant in 2016
Total staff costs
Vesting period of RSUs											5 years
Exercise period of RSUs											360 days
Chief executive officer | RSU grant in 2021
Total staff costs
Vesting period of RSUs				3 years
Exercise period of RSUs				360 days
Exercise price per RSU (in DKK per share) | kr / shares				kr 53.5
Average strike price term				90 days
Percentage of premium on average price to determine exercise price				1500.00%
Chief executive officer | RSU grant in 2022
Total staff costs
Vesting period of RSUs			3 years
Exercise price per RSU (in DKK per share) | kr / shares			kr 58.0
Average strike price term			90 days
Percentage of premium on average price to determine exercise price			15.00%
Chief executive officer | RSU grant in 2023
Total staff costs
Vesting period of RSUs	3 years
Exercise period of RSUs	360 days
Exercise price per RSU (in DKK per share) | kr / shares		kr 220.6
Average strike price term	90 days
Percentage of premium on average price to determine exercise price	1500.00%
Number of other equity instruments retained/exercisable (in shares) | equityInstrument	300,000	300,000
Exercise price per share of retained other equity instruments (in USD per share) | $ / shares	$ 0.01
Other management | RSU grant in 2021
Total staff costs
Exercise period of RSUs									360 days
Granted during the period (in shares) | equityInstrument									1,355,121
Vesting requirements									3 years
Exercise price of RSUs (in DKK per share) | kr / shares										kr 53.5
Average remaining contractual life					0 years				1 year 6 months
Other management | RSU grant in 2022
Total staff costs
Exercise period of RSUs			360 days
Granted during the period (in shares) | equityInstrument							1,137,770
Vesting requirements							3 years
Exercise price of RSUs (in DKK per share) | kr / shares								kr 58.0
Average remaining contractual life					1 year		1 year 6 months
Other management | RSU grant in 2023
Total staff costs
Exercise period of RSUs					360 days
Granted during the period (in shares) | equityInstrument					1,248,153
Vesting requirements					3 years
Exercise price of RSUs (in DKK per share) | kr / shares						$ 220.6
Average remaining contractual life					1 year 6 months
RSU grant value assuming 100% vesting	$ 10,800,000
RSU grant value of other equity instruments retained	$ 40,400,000
Other management | RSU additional retention program
Total staff costs
Number of other equity instruments retained/exercisable (in shares) | equityInstrument	1,333,222	1,333,222